Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Identifiable Intangible Assets

The Identifiable intangible assets were recorded as follows (U.S. dollars in thousands):

	Useful Life (in Years)	Gross carrying amount as of the business combination date	Accumulated amortization for the period	Net carrying amount as of December 31, 2024
Core technology	5.58	4,653	485	4,168
Customer relationships	5.58	597	63	534
Total Intangible assets		5,250	548	4,702

Schedule of Amortization of Intangible Assets	Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows:
2025	941
2026	941
2027	941
2028	941
2029	938
Total	4,702